Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Non-PRC	(3,610)	(14,742)	(2,019)
PRC	(19,243)	(41,620)	(5,702)
	(22,853)	(56,362)	(7,721)

Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the years ended December 31, 2023 and 2024:

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Current income tax expense	(2,613)	-	-
Deferred income tax expense	-	-	-
	(2,613)	-	-

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Loss before provision for income taxes	(22,853)	(56,362)	(7,721)
Income tax benefit computed at an applicable tax rate of 25%	(5,713)	(14,091)	(1,930)
The effect of different tax rate	-	659	90
Change in valuation allowance	3,100	13,432	1,840
	(2,613)	-	-

Schedule of Deferred Income Taxes Reflect the Net Tax Effects	Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Current and prior year tax losses	32,051	45,483	6,231
Total deferred tax assets	32,051	45,483	6,231
Less: valuation allowance	(32,051)	(45,483)	(6,231)
Deferred tax assets, net	-	-	-

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2024, net operating tax loss carry forwards in PRC is expected to expire as follows:

	As of December 31, 2024
	RMB	US$
Net Operating Tax Loss Carry Forward:
2025	12,820	1,756
2026	11,465	1,571
2027	39,695	5,438
2028	26,870	3,681
2029	62,872	8,613
	153,722	21,059